Highly Inflationary Accounting for Venezuela Operations	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Highly Inflationary Accounting for Venezuela Operations

3. HIGHLY INFLATIONARY ACCOUNTING FOR VENEZUELA OPERATIONS

Based on changes to the way Venezuela’s exchange rate mechanism operates, CNH Industrial has changed the bolivar fuerte (“Bs.F.”) rate used to re-measure its Venezuelan Commercial Vehicles business operations financial statements in U.S. dollars. Effective March 31, 2014, CNH Industrial started to use the exchange rate determined by U.S. dollar auctions conducted under Venezuela’s Complementary System of Foreign Currency Administration (SICAD I). The SICAD I exchange rate which CNH Industrial is using at September 30, 2014 is 12.0 Bs.F to the U.S. dollar compared with a SICAD I rate of 10.6 BsF. to the U.S. dollar at June 30, 2014 and a previously used Official Exchange Rate of 6.3 Bs.F. to the U.S. dollar before March 31, 2014. As a result, CNH Industrial recorded a pre-tax re-measurement charge of $8 million and $71 million, respectively, for the three and nine months ended September 30, 2014. At September 30, 2014, the Company’s Venezuelan subsidiary had net monetary assets of $89 million at 12.0 Bs.F., including $51 million of cash and cash equivalents. As the SICAD I rate is based on periodic auctions, there may be significant changes to the exchange rate in future quarters, as well as other related developments in Venezuela, which may impact the Company’s condensed consolidated financial statements.

The operating environment in Venezuela continues to be challenging, reflecting economic uncertainty and the Company’s limited ability to convert Bs.F. to U.S. dollars. Various restrictions on CNH Industrial’s ability to manage its operations, including restrictions on the distribution of foreign exchange by the authorities, have affected CNH Industrial’s Venezuelan operation’s ability to pay obligations denominated in U.S. dollars, thereby restricting CNH Industrial’s ability to benefit from its investment in this operation. However, the participation in some SICAD auctions resulted in the opportunity to generate some new business in the country. Moreover, SICAD rules allow CNH Industrial to generate this additional business keeping the current foreign currency exposure, considering its suppliers’ prepayment mechanism. As such, Commercial Vehicles resumed limited manufacturing operations in Venezuela during the third quarter after temporarily suspending operations in April 2014.